INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:-
	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Parts and components	17,294	18,923
Less: reserve for obsolete inventories	(367)	(370)

	16,927	18,553

SCHEDULE OF CHANGE IN INVENTORIES ROLLFORWARD
	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Balance at January 1,	370	350
Foreign exchange translation adjustment	(3)	20

	367	370